LOANS AND LEASES (Schedule of cash flow impact) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Cash flows from operating activities	$ 27,571	$ 10,546	$ 3,608
Cash flows from financing activities	(1,530)	$ (587)	$ 15,320
Previously stated [member]
Statement Line Items [Line Items]
Cash flows from operating activities	26,501
Cash flows from financing activities	(460)
Difference [Member]
Statement Line Items [Line Items]
Cash flows from operating activities	1,070
Cash flows from financing activities	$ (1,070)